September 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares S&P 500 Ex-Energy ETF, ProShares S&P 500 Ex-Financials ETF, ProShares S&P 500 Ex-Health Care ETF, and ProShares S&P 500 Ex-Technology ETF, each a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 156 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 17, 2015 (Accession No. 0001193125-15-322068).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Sincerely,

/s/ Robert J. Borzone, Jr.
Robert J. Borzone, Jr.
Chief Legal Officer, Vice President and Legal Counsel